Financial Instruments and Financial Risk Management - Additional Information (Details) t in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) USD_per_LB uSD_per_tonne lb t	Dec. 31, 2023 CAD ($) USD_per_LB $ / t lb	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Settlement payables	$ 23,000,000	$ 15,000,000
Non-current derivative financial liabilities	$ 24,000,000	$ 18,000,000
Maximum exposure to credit risk			$ 2,622	$ 325
Steelmaking Coal | Receivable positions
Disclosure of detailed information about financial instruments [line items]
Volume (pounds in millions) | t	504
Price (US$/lb.) | uSD_per_tonne	264
Zinc | Receivable positions
Disclosure of detailed information about financial instruments [line items]
Volume (pounds in millions) | lb	141	167
Price (US$/lb.) | USD_per_LB	1.34	1.20
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	$ 1,500,000,000	$ 1,300,000,000
Settlement payables	70,000,000	36,000,000
Sale and Purchase Contracts | Steelmaking Coal
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	175,000,000
Embedded Derivatives | Zinc
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	32,000,000	30,000,000
Embedded Derivatives | Zinc | Trade accounts payable and other liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	8,000,000	7,000,000
Embedded Derivatives | Zinc | Provisions and other liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	$ 24,000,000	23,000,000
Embedded Derivatives | Gold
Disclosure of detailed information about financial instruments [line items]
Ongoing payment percent	15.00%
Derivative financial assets	$ 106,000,000	48,000,000
Embedded Derivatives | Gold | Prepaid and other current assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	11,000,000	4,000,000
Embedded Derivatives | Gold | Financial and other assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 95,000,000	44,000,000
Embedded Derivatives | Silver
Disclosure of detailed information about financial instruments [line items]
Ongoing payment percent	5.00%
Derivative financial assets	$ 52,000,000	26,000,000
Embedded Derivatives | Silver | Prepaid and other current assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	3,000,000	1,000,000
Embedded Derivatives | Silver | Financial and other assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	49,000,000	25,000,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	$ (33,000,000)	(50,000,000)
Reasonably possible change In risk variable, percent	1.00%
Commodity Price Risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	$ (44,000,000)	(34,000,000)
Reasonably possible change In risk variable, percent	10.00%
Commodity Price Risk | Steelmaking Coal
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings		$ (11,000,000)
Reasonably possible change In risk variable, percent		10.00%
Price (US$/lb.) | $ / t		264
Commodity Price Risk | Zinc
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	$ (1,000,000)	$ 1,000,000
Price (US$/lb.) | USD_per_LB	1.34	1.20
Canada, Dollars | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, before tax	$ 54,000,000	$ 65,000,000
Canada, Dollars | Borrowings by name | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk				$ 2,300
Canada, Dollars | Currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, amount	0.10
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	(262,000,000)	33,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)	$ 1,500,000,000	$ 1,100,000,000